Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 165,184	$ (847,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	129,204	0
Inventory reserve	56,500	0
Gain on bargain purchase options	(7,296,766)	0
Depreciation and amortization	1,016,969	451,246
Amortization of debt discount	1,670,480	34,193
Options issued for services	1,492,499	0
Warrant issued for services	1,300,126	0
Loss on settlement of accrued liabilities	208,322	0
Change in fair value of embedded derivative	(9,195)	(48,727)
Inventory allowance	0	10,741
Gain on sale of property and equipment	0	(50,000)
Changes in operating assets and liabilities:
Accounts receivable	(330,654)	46,953
Prepaid expenses	(8,748)	5,576
Inventory	0	(56,500)
Deposits	(32,046)	0
Deferred revenue	(250,000)	75,000
Due to related parties	0	(12,607)
Accounts payable and accrued liabilities	853,335	17,714
Net Cash Used In Operating Activities	(1,034,790)	(374,271)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of archival images, property and equipment	(37,425)	(30,851)
Proceeds for note receivable	0	50,000
Purchase of Photo File, Inc.	(1,515,000)	0
Net Cash Provided By (Used In) Investing Activities	(1,552,425)	19,149
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	0	375,000
Repayment of loans payable	(96,801)	(7,041)
Proceeds from notes payable	150,000	35,000
Repayment of note payable	(170,000)	(125,000)
Repayment of note payable - related party	(33,060)	(15,049)
Proceeds from convertible notes payable, net	2,406,704	0
Proceeds from convertible notes payable, net - related party	500,000	0
Advances from related party	140,342	127,475
Proceeds from the sale of common stock	25,000	0
Purchase of treasury stock	(32,000)	(88,000)
Net Cash Provided By Financing Activities	2,890,185	302,385
Net Change in Cash	302,970	(52,737)
Cash - Beginning of Period	1,297	54,034
Cash - End of Period	304,267	1,297
Cash Paid During the Period for:
Interest	15,037	16,882
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of third party notes by related party	212,500	0
Options issued to settle accrued liabilities	104,157	0
Beneficial conversion feature on convertible debt	2,956,704	0
Options issued for purchase of fixed assets	3,282,500	26,532
Notes payable issued for the settlement of accounts payable	$ 50,000	$ 0
Share issued for settlement liability	23,100	0
Expenses paid on behalf of the company	$ 0	$ 21,000